UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/14

The following N-Q relates only to Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--1.3%
Wells Fargo & Co.	98,000		4,976,440
Capital Goods--.7%
United Technologies	21,900		2,545,218
Consumer Services--2.3%
McDonald's	87,600		8,885,268
Diversified Financials--7.8%
American Express	64,800		5,929,200
BlackRock	22,100		6,738,290
Franklin Resources	128,400		7,088,964
JPMorgan Chase & Co.	178,800		9,935,916
			29,692,370
Energy--19.3%
Chevron	133,800		16,429,302
ConocoPhillips	93,100		7,442,414
EOG Resources	27,600		2,920,080
Exxon Mobil	209,160		21,026,855
Imperial Oil	96,200		4,735,926
Occidental Petroleum	125,100		12,471,219
Phillips 66	54,800		4,646,492
Total, ADR	57,700	a	4,007,265
			73,679,553
Food & Staples Retailing--2.1%
Walgreen	95,700		6,881,787
Whole Foods Market	28,600		1,093,664
			7,975,451
Food, Beverage & Tobacco--21.7%
Altria Group	230,300		9,571,268
Coca-Cola	455,300		18,626,323
Diageo, ADR	29,000		3,734,910
Kraft Foods Group	17,933		1,066,296
Mondelez International, Cl. A	82,000		3,084,840

Nestle, ADR	168,825		13,264,581
PepsiCo	76,900		6,792,577
Philip Morris International	244,500		21,648,030
SABMiller	85,600		4,750,693
			82,539,518
Health Care Equipment & Services--1.6%
Abbott Laboratories	153,500		6,141,535
Household & Personal Products--4.8%
Estee Lauder, Cl. A	101,000		7,738,620
Procter & Gamble	128,400		10,373,436
			18,112,056
Insurance--.7%
ACE	24,500		2,540,895
Materials--2.2%
Freeport-McMoRan Copper & Gold	82,200		2,798,910
Praxair	41,200		5,448,288
			8,247,198
Media--6.6%
Comcast, Cl. A	75,400		3,935,880
McGraw-Hill Financial	36,800		3,009,136
News Corp., Cl. A	40,825	b	696,475
Time Warner Cable	31,800		4,488,888
Twenty-First Century Fox, Cl. A	163,200		5,778,912
Walt Disney	86,100		7,233,261
			25,142,552
Pharmaceuticals, Biotech & Life Sciences--10.8%
AbbVie	153,500		8,339,655
Gilead Sciences	30,000	b	2,436,300
Johnson & Johnson	117,100		11,880,966
Merck & Co.	16,400		948,904
Novo Nordisk, ADR	191,600		8,100,848
Roche Holding, ADR	259,000		9,554,510
			41,261,183
Retailing--2.0%
Target	13,300		754,908
Wal-Mart Stores	90,700		6,963,039
			7,717,947

Semiconductors & Semiconductor Equipment--3.5%
Intel	157,300	4,297,435
Texas Instruments	148,600	6,981,228
Xilinx	45,100	2,117,896
		13,396,559
Software & Services--5.2%
Automatic Data Processing	73,500	5,856,480
International Business Machines	50,700	9,347,052
Oracle	107,600	4,521,352
		19,724,884
Technology Hardware & Equipment--5.6%
Apple	26,400	16,711,200
QUALCOMM	57,300	4,609,785
		21,320,985
Transportation--1.5%
Canadian Pacific Railway	34,000	5,695,680
Total Common Stocks
(cost $223,487,181)		379,595,292

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $700,506)	700,506 [c]	700,506
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,003,243)	4,003,243 [c]	4,003,243
Total Investments (cost $228,190,930)	101.0%	384,299,041
Liabilities, Less Cash and Receivables	(1.0%)	(3,682,870)
Net Assets	100.0%	380,616,171

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $3,904,687 and the value of the collateral held by the fund was $4,003,243.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $156,108,111 of which $156,768,407 related to appreciated investment securities and $660,296 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value
Food, Beverage & Tobacco	21.7
Energy	19.3
Pharmaceuticals, Biotech & Life Sciences	10.8
Diversified Financials	7.8
Media	6.6
Technology Hardware & Equipment	5.6
Software & Services	5.2
Household & Personal Products	4.8
Semiconductors & Semiconductor Equipment	3.5
Consumer Services	2.3
Materials	2.2
Food & Staples Retailing	2.1
Retailing	2.0
Health Care Equipment & Services	1.6
Transportation	1.5
Banks	1.3
Money Market Investments	1.3
Capital Goods	.7
Insurance	.7
101.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	325,750,879	-	-	325,750,879
Equity Securities - Foreign Common Stocks+	53,844,413	-	-	53,844,413
Mutual Funds	4,703,749	-	-	4,703,749

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Floating Rate Income Fund
May 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--9.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Collateralized Loan Obligations--2.6%
Cadogan Square,
Ser. 1, Cl. E	EUR	5.15	2/1/22	800,000	[b]	1,001,323
Cairn,
Ser. 2007-2A, Cl. E	EUR	5.43	10/15/22	1,000,000	[b,c]	1,293,776
CIFC Funding,
Ser. 2007-3A, Cl. D		5.48	7/26/21	1,000,000	[b,c]	999,852
Denali Capital,
Ser. 2007-1A, Cl. B2L		4.48	1/22/22	500,000	[b,c]	478,801
Galaxy,
Ser. 2012-12A, Cl. E		5.73	5/19/23	1,000,000	[b,c]	969,510
Halcyon SAM European,
Ser. 2008-1X, Cl. D	EUR	7.89	6/20/23	500,000	[b]	681,975
Herbert Park,
Ser. 1A, Cl. D	EUR	5.53	10/20/26	1,000,000	[b,c]	1,310,998
Kingsland,
Ser. 2013-6A, Cl. E		5.23	10/28/24	1,000,000	[b,c]	915,054
LCM,
Ser. 14A, Cl. E		4.88	7/15/25	1,000,000	[b,c]	914,961
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.89	2/5/26	831,699	[b]	1,109,168
Marathon,
Ser. 2013-5A, Cl. D		5.93	2/21/25	1,116,000	[b,c]	1,098,981
Sound Point,
Ser. 2012-1A, Cl. E		6.23	10/20/23	1,030,000	[b,c]	1,019,156
Windmill,
Ser. 2007-1X, Cl. E	EUR	6.87	12/16/29	1,000,000	[b]	1,372,104
						13,165,659
Corporate Bonds--6.5%
Automotive--.2%
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	750,000		832,500

Cable & Satellite Television--.3%
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	750,000	[c]	825,000
Numericable Group,
Sr. Scd. Bonds		6.00	5/15/22	525,000	[c]	545,344

						1,370,344
Chemicals & Plastics--1.1%
Griffon,
Gtd. Notes		5.25	3/1/22	1,250,000	[c]	1,237,500
Huntsman International,
Gtd. Notes		8.63	3/15/20	500,000		547,500
Novacap International,
Sr. Scd. Notes	EUR	5.34	5/1/19	700,000	[b]	961,257
Signode Industrial Group,
Sr. Unscd. Notes		6.38	5/1/22	2,550,000	[c]	2,581,875
						5,328,132
Containers & Glass Products--.5%
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	750,000	[c]	834,375
Beverage Packaging Holdings,
Gtd. Notes		6.00	6/15/17	1,300,000	[c]	1,329,250
Sealed Air,
Gtd. Notes		8.13	9/15/19	500,000	[c]	556,250
						2,719,875
Electronics & Electrical Equipment--.5%
Alcatel-Lucent USA,
Gtd. Notes		4.63	7/1/17	1,000,000	[c]	1,032,500
Micron Technology,
Sr. Unscd. Notes		5.88	2/15/22	1,000,000	[c]	1,070,000
West,
Gtd. Notes		8.63	10/1/18	500,000		531,250
						2,633,750
Financial Intermediaries--.1%
First Data,
Gtd. Notes		11.25	1/15/21	500,000		576,250

Health Care--.3%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	500,000	[c]	514,687
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	1,000,000	[c]	1,057,500
						1,572,187
Lodging & Casinos--.1%
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	250,000		274,375

Oil & Gas--.2%
Halcon Resources,
Gtd. Notes		9.75	7/15/20	600,000		660,000

Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	500,000		533,750
					1,193,750
Radio & Television--.7%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,000,000		1,080,000
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,250,000		1,417,187
DreamWorks Animation,
Gtd. Notes	6.88	8/15/20	300,000	[c]	325,500
Gray Television,
Gtd. Notes	7.50	10/1/20	500,000		538,750
					3,361,437
Telecommunications--1.8%
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	1,500,000		1,597,500
Icahn Enterprises,
Gtd. Notes	6.00	8/1/20	1,000,000	[c]	1,072,500
Intelsat Jackson Holdings,
Gtd. Bonds	7.75	6/1/21	1,000,000		1,063,750
Sprint,
Gtd. Notes	7.25	9/15/21	1,000,000	[c]	1,111,250
Sprint Communications,
Gtd. Notes	9.00	11/15/18	500,000	[c]	608,750
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	1,000,000		1,085,000
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	1,000,000	[c]	1,073,750
Wind Acquisition Finance,
Gtd. Notes	7.38	4/23/21	1,450,000	[c]	1,504,375
					9,116,875
Utilities--.7%
Calpine,
Sr. Scd. Notes	6.00	1/15/22	1,250,000	[c]	1,346,875
Commscope,
Gtd. Notes	5.50	6/15/24	350,000	[c]	353,500
CommScope,
Gtd. Notes	8.25	1/15/19	626,000	[c]	681,401
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,000,000	[c]	1,062,500
					3,444,276
Total Bonds and Notes
(cost $45,038,516)					45,589,410

Floating Rate Loan Interests--86.3%
Aerospace & Defense--1.3%
Accelya Holding World,
Facility A2 Term Loan	4.75	3/6/20	256,842	[b]	257,163
Accelya International,
Facility A1 Term Loan	4.75	2/19/20	743,158	[b]	744,087
Alliant Techsystems,
Term B Loan	3.50	10/22/20	997,500	[b]	1,000,118
American Airlines,
Class B Term Loan	3.75	6/27/19	994,987	[b]	997,754
Scitor,
Term Loan	5.00	2/15/17	650,797	[b]	641,035
SI Organization,
New Tranche B Term Loan	5.50	11/22/16	915,601	[b]	916,361
Transdigm,
Tranche C Term Loan	3.75	2/25/20	993,712	[b]	989,628
US Airways,
Tranche B-1 Term Loan	3.50	5/23/19	742,500	[b]	742,344
					6,288,490
Air Transport--.5%
Air Canada,
Term Loan	5.50	9/20/19	250,000	[b]	254,531
Sabre,
Term B Loan	4.25	2/19/19	1,740,565	[b]	1,744,734
United Airlines,
Class B Term Loan	3.50	4/1/19	497,487	[b]	495,624
					2,494,889

Automotive--2.9%
Affinia Group,
Tranche B-2 Term Loan	4.75	4/25/20	442,478	[b]	445,244
Allison Transmission,
New Term B-3 Loan	3.75	8/23/19	746,250	[b]	747,048
American Tire Distributors,
Initial Term Loan	5.75	6/19/18	1,500,000	[b]	1,507,500
Chrysler Group,
Tranche B Term Loan	3.25	12/5/18	1,500,000	[b]	1,494,105
Chrysler Group,
Senior Secured Tranche B Term
Loan	3.50	5/24/17	1,242,972	[b]	1,245,414
Federal-Mogul,
Tranche B Term Loan	4.00	4/15/18	1,259,055	[b]	1,253,024
Federal-Mogul,
Tranche C Term Loan	4.75	4/15/21	738,974	[b]	737,655

FPC Holdings,
First Lien Initial Term Loan	5.25	11/19/19	1,744,325	[b]	1,729,062
FPC Holdings,
Second Lien Initial Term Loan	9.25	5/19/20	1,000,000	[b]	990,000
Freescale Semiconductor,
Tranche B-4 Term Loan	4.25	3/20/20	1,491,244	[b]	1,496,254
KAR Auction Services,
Tranche B-1 Term Loan	2.69	3/10/17	498,560	[b]	499,498
Tomkins,
Term Loan B2	3.75	9/28/16	241,053	[b]	241,629
Visteon,
New Term Loan	2.75	4/9/21	2,000,000	[b]	1,985,000
					14,371,433
Beverages & Tobacco--1.5%
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	2,221,726	[b]	2,222,426
ARAMARK,
US Term E Loan	3.25	9/7/19	1,000,000	[b]	995,525
ARAMARK,
US Term F Loan	3.25	2/21/21	2,250,000	[b]	2,237,580
DS Waters of America,
First Lien Term B Loan	5.25	8/30/20	995,000	[b]	1,007,437
Landry's,
B Term Loan	4.00	4/24/18	957,177	[b]	960,914
					7,423,882
Building & Development--.8%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	739,996	[b]	743,511
Ply Gem Industries,
Term Loan B	4.00	1/17/21	1,500,000	[b]	1,487,812
Quikrete Holdings,
First Lien Initial Loan	4.00	9/18/20	1,494,994	[b]	1,496,593
Quikrete Holdings,
Second Lien Initial Loan	7.00	3/19/21	500,000	[b]	513,125
					4,241,041
Business Equipment & Services--4.6%
BMC Software Finance,
Initial US Term Loan	5.00	9/10/20	1,445,378	[b]	1,451,701
Bureau Van Dyck,
Term Loan D3	4.48	11/13/20	1,000,000	[b]	1,005,940
CDW,
Term Loan	3.25	4/29/20	745,609	[b]	737,221
Duff & Phelps,
Term Loan	4.50	3/14/20	745,621	[b]	748,727

FR Utility Services,
Term Initial Loan	6.75	10/16/19	498,750	[b]	502,491
Garda World Security,
Term B Delayed Draw Loan	4.00	11/6/20	222,954	[b]	222,675
Garda World Security,
Term B Loan	4.00	11/6/20	871,546	[b]	870,457
GCA Services Group,
Term Loan	5.50	11/1/19	1,380,155	[b]	1,381,887
GXS Group,
Term Loan	3.25	12/18/20	997,500	[b]	997,919
Hyland Software,
Senior Secured Initial Term
Loan	4.75	2/18/22	1,100,000	[b]	1,107,101
Kronos,
Incremental Term Loan	4.50	4/10/19	1,042,328	[b]	1,047,216
Magic Newco,
First Lien USD Term Loan	5.00	12/12/18	1,000,000	[b]	1,009,000
Maxim Crane Works,
Second Lien Initial Term Loan	10.25	11/20/18	500,000	[b]	512,082
Maxim Crane Works,
Second Lien Initial Term Loan	3.75	7/17/17	497,500	[b]	498,433
Mitchell International,
First Lien Initial Term Loan	4.50	10/1/20	1,745,625	[b]	1,755,086
New Breed,
Term Loan	6.00	9/29/17	988,245	[b]	991,951
On Assignment,
Initial Term B Loan	3.50	5/15/20	514,566	[b]	514,247
Presidio,
Term Loan	5.00	3/31/17	1,000,000	[b]	1,007,815
Service Master,
Tranche C Term Loan	4.25	1/31/17	997,475	[b]	998,597
Service Master,
Term Loan B Extending	4.41	1/31/17	498,731	[b]	500,110
Sophia,
Term B-1 Loan	4.00	7/19/18	997,390	[b]	1,000,257
SourceHOV,
First Lien Term B Loan	5.25	4/30/18	994,987	[b]	1,001,833
Trinet HR,
First Lien Tranche B2 Term Loan	5.00	8/15/20	996,247	[b]	1,005,592
WASH Multifamily Laundry Systems,
US Term Loan	4.50	2/21/19	1,243,719	[b]	1,243,719
WP CPP Holdings,
Term B-2 Loan	4.75	12/28/19	1,243,703	[b]	1,249,399
					23,361,456

Cable & Satellite Television--2.3%
Cequel Communications,
Term Loan		3.50	2/14/19	1,448,771	[b]	1,449,380
Numericable US,
Dollar Denominated Tranche B-1
Loan		4.50	4/23/20	1,608,462	[b]	1,613,995
Numericable US,
Dollar Denominated Tranche B-2
Loan		4.50	4/23/20	1,391,538	[b]	1,396,325
UPC Financing Partnership,
Facility AH Term Loan		3.25	6/30/21	500,000	[b]	496,920
Virgin Media Investment Holdings,
Term B Loan		3.50	2/15/20	1,000,000	[b]	993,375
WideOpenWest Finance,
Term B Loan		4.75	3/28/19	1,244,351	[b]	1,252,645
Yankee Cable Acquisition,
Term Loan		4.50	3/1/20	2,429,842	[b]	2,441,129
Ziggo Finance,
Term Loan B1	EUR	3.50	1/15/22	410,250	[b]	554,768
Ziggo Finance,
Term Loan B2	EUR	3.50	1/15/22	257,250	[b]	347,871
Ziggo Finance,
Term Loan B3	EUR	3.75	1/15/22	460,500	[b]	622,719
Ziggo Finance,
Term Loan B4	EUR	3.75	1/15/22	325,500	[b]	440,163
						11,609,290
Chemicals & Plastics--5.2%
American Pacific,
Initial Term Loan		7.00	2/27/19	1,000,000	[b]	1,010,000
Arysta LifeScience,
First Lien Initial Term Loan		4.50	5/29/20	997,487	[b]	1,000,809
Cyanco Intermediate,
Initial Term Loan		5.50	5/1/20	1,746,860	[b]	1,750,354
Flint Group Holdings,
New Term Loan B		3.75	5/3/21	1,287,209	[b]	1,286,411
Flint Group Holdings,
New Term Loan C		3.75	5/3/21	212,791	[b]	212,659
Flint Group Holdings,
Tranche B5 - US Term Loan		4.25	12/31/14	496,688	[b]	498,344
Flint Group Holdings,
Tranche C5 - US Term Loan		4.25	12/31/14	497,394	[b]	499,053
Greenfield Specialty Alcohols,
Term Loan		7.50	11/27/18	962,500	[b]	962,500
HII Holding,

First Lien US Term Loan	4.00	12/20/19	497,481	[b]	498,725
HII Holding,
Second Lien Term Loan	9.50	12/21/20	250,000	[b]	255,937
Ineos US Finance,
Dollar Term Loan	3.75	5/4/18	1,492,462	[b]	1,485,701
Kronos Worldwide,
Initial Term Loan	4.75	2/12/20	1,500,000	[b]	1,517,820
Macdermid,
First Lien Tranche B Term Loan	4.00	6/7/20	994,987	[b]	995,982
Minerals Technologies,
Initial Term Loan	4.00	4/14/21	1,500,000	[b]	1,507,500
OCI Beaumont,
Term B-3 Loan	5.00	8/20/19	1,250	[b]	1,270
Oxea Finance & Cy,
Second Lien Term Loan	8.25	6/6/20	500,000	[b]	506,562
Oxea Finance,
First Lien Tranche B2 Term Loan	4.25	1/15/20	497,500	[b]	498,433
Polymer Group,
Term Loan	5.25	12/13/19	498,750	[b]	502,491
PQ,
2014 Term Loan	4.00	8/7/17	997,475	[b]	1,002,048
Ravago Holdings America,
Term Loan	5.50	12/18/20	1,800,000	[b]	1,818,000
Road Infrastructure Investment,
First Lien Term Loan	4.25	3/19/21	1,000,000	[b]	997,085
Road Infrastructure Investment,
Second Lien Term Loan	7.75	9/21/21	1,500,000	[b]	1,496,250
Signode Industrial Group,
Initial Term B Loan	4.00	4/8/21	750,000	[b]	748,313
Taminco Global Chemical,
Initial Tranche B-3 Dollar
Term Loan	3.25	2/15/19	798,683	[b]	793,320
Tronox Pigments,
New Term Loan	4.00	3/19/20	2,496,231	[b]	2,502,646
Univar,
Term B Loan	5.00	6/30/17	1,994,221	[b]	2,000,593
					26,348,806
Clothing/Textiles--.1%
ABG Intermediate Holdings 2,
Revolver Term Loan	4.50	5/21/21	500,000	[b]	498,993
Conglomerates--.2%
JMC Steel Group,
Term Loan	4.75	4/1/17	880,385	[b]	885,888
Containers & Glass Products--2.3%

Anchor Glass Container,
Term Loan B	3.25	5/14/21	1,250,000	[b]	1,254,881
Ardagh Group,
Delayed Draw Term Loan	4.00	12/17/19	1,000,000	[b]	1,000,830
Ardagh Group,
Term Loan B	4.25	12/12/19	1,496,250	[b]	1,501,861
Berry Plastics,
Term D Loan	3.50	2/8/20	744,984	[b]	739,632
Libbey Glass,
Senior Secured Initial Loan	3.75	4/9/21	1,000,000	[b]	995,835
Multi Packaging Solutions,
Initial Dollar Tranche B Term
Loan	4.25	9/20/19	1,000,000	[b]	1,002,815
Multi Packaging Solutions,
Initial Dollar Tranche A Term
Loan	4.25	9/30/20	500,000	[b]	501,407
Ranpak,
Second Lien Term Loan	8.50	4/23/20	1,000,000	[b]	1,020,000
Rexam,
Term Loan	8.00	4/11/22	1,500,000	[b]	1,504,688
Reynolds Group Holdings,
Incremental US Term Loan	4.00	12/1/18	1,494,994	[b]	1,498,156
TricorBraun,
Term Loan	4.00	5/3/18	481,540	[b]	482,744
					11,502,849
Cosmetics/Toiletries--.4%
Vogue International,
First Lien Initial Tranche B
Term Loan	5.25	2/7/20	2,000,000	[b]	2,012,510
Drugs--.3%
Akorn,
Term Loan	4.50	11/13/20	1,000,000	[b]	1,005,000
Generic Drug Holdings,
Term B-1 Loan	5.00	10/29/19	496,250	[b]	499,766
					1,504,766
Ecological Services & Equipment--1.3%
ADS Waste Holdings,
Tranche B-2 Term Loan	3.75	10/9/19	1,241,828	[b]	1,236,867
EnergySolutions,
First Lien Term Loan	6.75	5/22/20	2,000,000	[b]	2,010,000
Environmental Resource Management,
First Lien B1A Term Loan	4.00	5/7/21	2,000,000	[b]	1,987,510
Environmental Resource Management,
Second Lien Term Loan	7.00	5/9/22	500,000	[b]	499,375

W3,
First Lien Term Loan	5.75	3/1/20	997,481	[b]	986,259
					6,720,011
Electronics & Electrical Equipment--4.6%
Applied Systems,
First Lien Initial Term Loan	4.25	1/15/21	1,246,875	[b]	1,251,813
Applied Systems,
Second Lien Initial Term Loan	7.50	1/14/22	500,000	[b]	510,125
Aricent Technologies,
Second Lien Initial Term Loan	9.50	4/14/22	325,000	[b]	325,813
Avago Technologies,
Term Loan	3.75	4/16/21	2,000,000	[b]	2,008,440
Blue Coat Systems,
Term Loan	4.00	2/15/18	2,088,488	[b]	2,091,882
Connolly,
First Lien Initial Term Loan	5.00	5/12/21	1,200,000	[b]	1,212,756
Dell International,
Term B Loan	4.50	3/24/20	2,490,617	[b]	2,490,268
Deltek,
First Lien Term Loan	4.50	10/10/18	2,492,431	[b]	2,499,708
Entegris,
Tranche B Term Loan	3.50	3/25/21	1,000,000	[b]	996,665
Flexera Software,
First Lien Term Loan	4.50	4/2/20	1,000,000	[b]	1,002,815
Microsemi Corporation,
Incremental Term Loan	3.50	2/19/20	864,216	[b]	863,140
Mitel Networks,
Term Loan B	5.25	1/31/20	927,077	[b]	938,471
Monitronics International,
Term B Loan	4.25	3/23/18	497,481	[b]	498,620
MSC.Software,
First Lien Term B	5.00	5/29/20	500,000	[b]	502,500
Protection One,
Term Loan	4.25	3/21/19	497,467	[b]	498,504
Rocket Software,
First Lien Term Loan	5.75	2/8/18	975,397	[b]	978,241
Shield Finance,
Term Loan B	5.00	1/27/21	1,000,000	[b]	1,007,000
Wall Street Systems Delaware,
Term Loan	4.50	4/9/21	2,500,000		2,507,300
West,
Term Loan B10	3.25	6/30/18	993,719	[b]	984,542
					23,168,603
Equipment Leasing--.5%

Delos Finance Sarl,
Term Loan	3.50	2/26/21	700,000	[b]	700,963
Neff Rental,
New Second Lien Term Loan	7.25	5/21/21	1,000,000	[b]	996,880
North American Lifting Holdings,
First Lien Term Loan	5.50	11/26/20	498,750	[b]	505,296
North American Lifting Holdings,
Second Lien Initial Loan	10.00	11/26/21	300,000	[b]	301,500
					2,504,639
Farming/Agriculture--.4%
Allflex Holdings III,
First Lien Initial Term Loan	4.25	7/17/20	996,247	[b]	996,994
Allflex Holdings III,
Second Lien Initial Term Loan	8.00	7/19/21	1,000,000	[b]	1,011,560
Pinnacle Operating,
First Lien Term B Loan
Refinancing	4.75	11/15/18	248,744	[b]	249,366
					2,257,920
Financial Intermediaries--5.8%
Affinion Group,
Tranche B Term Loan	6.75	10/9/16	397,673	[b]	399,449
American Capital,
New Term Loan	3.50	8/22/17	1,000,000	[b]	1,000,940
Aricent Technologies,
First Lien Initial Term Loan	5.50	4/14/21	2,000,000	[b]	2,003,750
Armor Holding II,
First Lien Term Loan	5.75	6/26/20	489,673	[b]	492,530
AssuredPartners Capital,
First Lien Initial Term Loan	5.75	4/2/21	1,050,000	[b]	1,053,061
AssuredPartners Capital,
Second Lien Initial Term Loan	7.75	3/31/22	700,000	[b]	702,625
Bats Global Markets,
Term Loan	5.00	1/17/20	2,500,000	[b]	2,450,787
Citco III,
Term Loan	4.25	6/18/29	497,448	[b]	499,438
First Data,
Extended 2018 Dollar Term Loan	4.16	3/24/18	2,000,000	[b]	2,003,750
First Data,
2021 Extended Term Loan	4.16	3/24/21	1,250,000	[b]	1,252,931
Grosvenor Capital Management
Holdings, Initial Term Loan	3.75	11/25/20	498,750	[b]	496,570
Guggenheim Partners Investment
Management Holdings, Initial
Term Loan	4.25	1/1/18	995,000	[b]	999,975

HarbourVest Partners,
Term Loan		3.25	2/4/21	672,250	[b]	667,632
Harland Clarke,
Term Loan B4		6.00	8/30/19	1,490,625	[b]	1,515,407
HUB International,
Initial Term Loan		4.25	9/18/20	1,495,000	[b]	1,496,973
Hyperion Finance,
Term Loan		5.75	10/4/19	498,750	[b]	502,179
Nuveen Investments,
Tranche B First Lien Term Loan		4.15	5/13/17	1,750,000	[b]	1,756,020
Ocwen Loan Servicing,
Initial Term Loan		5.00	2/15/18	248,120	[b]	250,033
Progressive Solutions,
First Lien Term Loan		5.50	10/16/20	227,041	[b]	228,318
Progressive Solutions,
Second Lien Initial Term Loan		9.50	10/18/21	100,000	[b]	102,000
RBS Worldpay,
Term Loan D		4.50	10/11/20	497,500	[b]	500,766
RCS Capital,
First Lien Term Loan		6.50	3/29/19	1,100,000	[b]	1,125,438
RCS Capital,
Second Lien Term Loan		10.50	3/31/21	250,000	[b]	260,000
SAM Finance,
Dollar Term Loan		4.25	11/26/20	997,500	[b]	1,002,487
Sedgwick Claims Management
Services, First Lien Initial
Term Loan		3.75	2/11/21	1,500,000	[b]	1,478,130
Sedgwick Claims Management
Services, Second Lien Initial
Loan		6.75	2/11/22	1,000,000	[b]	999,465
Skrill,
Term Loan B	EUR	5.00	9/30/20	1,000,000	[b]	1,376,505
Trans Union,
2014 Replacement Term Loan		4.00	3/19/21	2,000,000	[b]	1,997,290
Walter Investment Management,
Tranche B Term Loan		4.75	12/18/20	388,611	[b]	384,385
						28,998,834
Food Products--3.0%
Bellisio,
Term Loan		4.50	8/1/19	562,195	[b]	563,249
Bellisio,
Delayed Draw Term Loan		5.25	8/1/19	403,603	[b]	404,360
Del Monte Foods,
First Lien Initial Loan		4.25	1/26/21	997,500	[b]	997,814

Del Monte Foods,
Second Lien Initial Loan		8.25	7/26/21	1,000,000	[b]	991,250
Diamond Foods,
Term Loan		4.25	8/10/18	1,496,250	[b]	1,497,185
Dole Food,
Tranche B Term Loan		4.50	10/25/18	997,500	[b]	999,261
Hearthside Food Solutions,
Term Loan		4.50	8/17/21	1,500,000	[b]	1,509,375
Hearthside Food Solutions,
Term Loan A		6.50	6/7/18	632,018	[b]	633,598
HJ Heinz,
Term B-2 Loan		3.50	6/5/20	3,731,837	[b]	3,756,001
JBS USA,
Term Loan		3.75	9/18/20	497,500	[b]	497,192
Pinnacle Foods Finance,
Tranche G Term Loan		3.25	4/29/20	746,231	[b]	743,433
Windsor Quality Foods,
Term Loan B		5.00	12/23/20	2,495,000	[b]	2,491,881
						15,084,599
Food Service--1.3%
Acosta,
Term B Loan		4.25	3/2/18	1,243,122	[b]	1,249,537
Advantage Sales & Marketing,
2013 Term Loan		4.25	12/18/17	1,496,222	[b]	1,501,526
Checkout Holding,
First Lien Term B Loan		4.50	4/3/21	1,500,000	[b]	1,503,750
Checkout Holding,
Second Lien Initial Loan		7.75	4/1/22	750,000	[b]	749,063
Deutsche Raststatten Holding,
Facility B Term Loan	EUR	4.05	12/4/19	1,000,000	[b]	1,372,531
						6,376,407
Food & Drug Retail--1.2%
Albertson's,
Incremental Term Loan B2		4.75	3/21/19	1,497,500	[b]	1,506,156
CEC Entertainment,
First Lien Term B Loan		4.25	2/12/21	2,000,000	[b]	1,987,500
Rite Aid,
Tranche 7 Term Loan		3.50	2/21/20	1,159,526	[b]	1,159,763
Smart & Final Stores,
First Lien Term Loan		4.75	11/15/19	1,242,464	[b]	1,246,967
						5,900,386
Health Care--8.7%
Accellent,
First Lien Initial Term Loan		4.50	2/19/21	1,500,000	[b]	1,492,268

Accellent,
Second Lien Initial Term Loan	7.50	2/21/22	500,000	[b]	497,915
Biomet,
Dollar Term B-2 Loan	3.65	7/25/17	1,242,491	[b]	1,246,050
Catalent Pharma Solutions,
Term Loan	4.50	12/31/17	1,500,000	[b]	1,516,875
Catalent Pharma Solutions,
Dollar Term Loan	4.50	5/7/21	2,000,000	[b]	2,012,500
CHG Healthcare Services,
First Lien Term Loan	4.25	11/20/20	996,855	[b]	999,347
CHS/Community Health Systems,
Term E Loan	3.40	1/25/17	204,108	[b]	204,582
CHS/Community Health Systems,
2021 Term D Loan	4.25	1/27/21	2,539,017	[b]	2,556,599
Convatec,
Dollar Term Loan	4.00	12/22/16	958,303	[b]	961,897
DaVita HealthCare Partners,
Tranche A-3 Term Loan	2.67	8/21/17	240,385	[b]	240,960
Drumm Investors,
Term Loan	6.75	5/4/18	663,529	[b]	664,714
Endo Luxembourg Finance Company,
2014 Term B Loan	3.25	12/11/20	750,000	[b]	745,627
Envision Acquisition Company,
First Lien Initial Term Loan	5.75	9/23/20	2,246,244	[b]	2,260,283
Envision Healthcare,
Initial Term Loan	4.00	5/25/18	496,806	[b]	497,738
Genex Services,
First Lien Term Loan	5.25	5/21/21	1,500,000	[b]	1,515,000
Genex Services,
Term Loan	7.75	5/20/22	375,000	[b]	377,501
HCA,
Tranche B-4 Term Loan	3.00	5/1/18	748,120	[b]	749,340
Iasis Healthcare,
Term B-2 Loan	4.50	5/3/20	993,712	[b]	996,405
Kindred Healthcare,
Term Loan	4.00	3/26/21	3,993,728	[b]	3,982,086
Kinetic Concepts,
Dollar Term E-1 Loan	4.00	5/4/18	2,239,998	[b]	2,246,998
Knowledge Universe Education,
Initial Term Loan	5.25	3/12/21	500,000	[b]	505,315
Mallinckrodt International
Finance, Initial Term B Loan	3.50	3/5/21	1,000,000	[b]	995,625
MPH Acquisition Holdings,
Tranche B Term Loan	4.00	3/19/21	1,963,636	[b]	1,953,209

Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	700,192	[b]	702,642
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	486,322	[b]	497,264
Ortho-Clinical Diagnostics,
Term Loan B	3.75	6/30/21	750,000	[b]	753,956
Par Pharmaceutical,
Term B-2 Loan	4.25	9/30/19	1,895,636	[b]	1,891,844
Patheon,
Initial Dollar Term Loan	4.25	1/22/21	1,500,000	[b]	1,487,677
PharMEDium Healthcare,
First Lien Initial Term Loan	4.25	1/22/21	1,750,000	[b]	1,751,094
Quintiles Transnational,
Term B-3 Loan	3.75	6/8/18	1,250,000	[b]	1,251,562
RPI Finance Trust,
Term B-2 Loan	3.25	5/9/18	985,364	[b]	987,364
Salix Pharmaceuticals,
Term Loan	4.25	12/17/19	2,975,000	[b]	2,994,918
Valeant Pharmaceuticals
International,
Ser. E Tranche B Term Loan	3.75	6/26/20	1,924,019	[b]	1,923,904
VWR Funding,
Amendment No. 2 Dollar Term Loan	3.40	4/3/17	474,204	[b]	475,211
					43,936,270
Home Furnishing--1.0%
Mattress Holding,
Term B-2 Loan	3.66	1/18/16	2,383,764	[b]	2,394,193
Spin Holdco,
Initial Term Loan	4.25	11/14/19	1,496,253	[b]	1,497,749
Tempur-Pedic International,
Refinancing Term B Loan	3.50	3/18/20	977,678	[b]	973,645
					4,865,587
Industrial Equipment--6.1%
Ameriforge Group,
First Lien Term Loan	5.00	7/18/19	1,245,620	[b]	1,252,627
Ameriforge Group,
Second Lien Term Loan	8.75	12/21/20	500,000	[b]	510,000
Apex Tool Group,
Term Loan	4.50	2/1/20	745,608	[b]	727,590
CPI International,
Term B Loan	4.25	4/1/21	2,000,000	[b]	2,003,250
Crosby US Acquisition,
First Lien Initial Term Loan	4.00	11/6/20	1,246,875	[b]	1,245,123
Doncasters US,

First Lien Term B Loan	4.50	4/9/20	1,500,000	[b]	1,506,247
Doosan Infracore International,
Term Loan	5.50	5/14/21	2,500,000	[b]	2,512,500
Filtration Group,
First Lien Initial Term Loan	4.50	11/13/20	1,496,250	[b]	1,508,714
Filtration Group,
Second Lien Initial Term Loan	8.25	11/15/21	250,000	[b]	255,469
Gardner Denver,
Initial Dollar Term Loan	4.25	7/23/20	1,247,220	[b]	1,247,713
Generac Power Systems,
Term Loan B	3.25	5/30/18	986,200	[b]	981,269
Hudson Products Holdings,
Term Loan	6.25	3/17/19	650,000	[b]	652,707
Interline Brands,
First Lien Term Loan	4.00	3/12/21	1,500,000	[b]	1,494,375
Lineage Logistics,
Term Loan	4.50	3/31/21	2,250,000	[b]	2,235,465
Manitowoc Company,
Term B Loan	3.25	12/16/20	1,500,000	[b]	1,509,360
MX Mercury Beteiligungen,
Term Loan B	4.50	8/14/20	1,000,000	[b]	1,003,755
Rexnord,
Term B Refinancing Loan	4.00	8/21/20	1,494,994	[b]	1,494,269
RGIS Services,
Tranche C Term Loan	5.50	10/18/17	1,493,022	[b]	1,500,487
Silver II US Holdings,
2013 Specified Refinancing
Term Loan	4.00	12/15/19	981,999	[b]	981,386
Southwire Company,
Initial Term Loan	3.25	2/11/21	1,800,000	[b]	1,800,252
Veyance Technologies,
Term Loan	5.25	9/8/17	1,493,722	[b]	1,502,594
Virtuoso US,
Initial Term Loan	4.75	1/28/21	2,000,000	[b]	2,013,750
WTG Holdings III,
First Lien Term Loan	4.75	12/11/20	498,750	[b]	499,997
WTG Holdings III,
Term Loan	8.50	12/10/21	250,000	[b]	251,875
					30,690,774
Leisure Goods/Activities/Movies--2.7%
24 Hour Fitness Worldwide,
Term Loan	4.75	5/20/21	1,500,000	[b]	1,502,820
Activision Blizzard,
Term Loan B	3.25	9/18/20	1,271,250	[b]	1,273,850

Alpha Topco,
New Facility B Loan	4.50	4/30/19	1,419,934	[b]	1,425,060
Bauer Performance Sports,
Initial Term Loan	4.50	4/2/21	2,250,000	[b]	2,254,691
Centerplate,
Term Loan A	4.75	11/27/19	997,500	[b]	1,001,739
Deluxe Entertainment Services
Group, Initial Term Loan	6.50	2/25/20	1,441,218	[b]	1,437,615
Intrawest Operations Group,
Initial Term Loan	5.50	11/26/20	498,750	[b]	508,102
Tech Finance,
US Term Loans	6.00	7/11/20	2,500,000	[b]	2,542,187
William Morris Endeavor
Entertainment, First Lien Term
Loan	4.25	3/19/21	1,465,000	[b]	1,474,889
					13,420,953
Lodging & Casinos--3.2%
American Casino & Entertainment
Properties, Repriced Term Loan	4.50	7/3/19	1,000,000	[b]	1,008,130
Boyd Gaming,
Term B Loan	4.00	8/14/20	486,355	[b]	487,814
CityCenter Holdings,
Term B Loan	5.00	10/9/20	1,745,625	[b]	1,760,716
Four Seasons Holdings,
First Lien Term Loan	3.50	6/27/20	995,000	[b]	995,000
Hilton Worldwide Finance,
Initial Term Loan	3.50	9/23/20	3,581,000	[b]	3,572,048
La Quinta Intermediate Holdings,
Initial Term Loan	4.00	2/19/21	1,350,000	[b]	1,352,531
Las Vegas Sands,
Term B Loan	3.25	12/17/20	1,496,250	[b]	1,495,966
MGM Resorts International,
Term B Loan	3.50	12/20/19	496,856	[b]	496,444
Orbitz Worldwide,
Tranche C Term Loan	4.50	4/9/21	2,493,744	[b]	2,508,083
Pinnacle Entertainment,
Tranche B-2 Term Loan	3.75	8/13/20	1,285,411	[b]	1,287,281
Travelport,
First Lien Term Loan	6.25	6/26/19	993,744	[b]	1,017,449
					15,981,462
Nonferrous Metals/Minerals--1.6%
FMG Resources August 2006 Pty,
Term Loan	4.25	6/30/19	3,234,994	[b]	3,234,994
Novelis,

Term Loan		3.75	3/10/17	994,231	[b]	996,538
Oxbow Carbon,
First Lien Tranche B Term Loan		4.25	7/18/19	727,967	[b]	730,242
Oxbow Carbon,
Second Lien Initial Term Loan		8.00	1/18/20	250,000	[b]	255,729
Peabody Energy,
Term Loan		4.25	9/20/20	1,244,997	[b]	1,251,645
TMS International,
Term B Loan		4.50	10/2/20	1,496,250	[b]	1,507,472
						7,976,620
Oil & Gas--1.7%
Brand Energy & Infrastructure
Services, Initial Term Loan		4.75	11/20/20	1,495,413	[b]	1,502,726
Energy Transfer Equity,
Senior Secured Term Loan		3.25	11/15/19	1,500,000	[b]	1,486,485
FR Dixie Acquisition,
Initial Term Loan		5.75	1/22/21	1,346,625	[b]	1,353,641
Offshore Group Investment,
Term Loan		5.00	10/25/17	947,368	[b]	944,882
Offshore Group Investment,
Second Term Loan		5.75	3/28/19	1,500,000	[b]	1,493,445
Templar Energy,
Second Lien Term Loan		8.00	11/25/20	1,000,000	[b]	993,750
Western Refining,
Term Loan		4.25	11/25/20	748,125	[b]	752,180
						8,527,109
Publishing--2.3%
BarBri,
Initial Term Loan		4.50	6/19/17	1,246,875	[b]	1,251,551
Getty Images,
Initial Term Loan		4.75	10/18/19	497,481	[b]	481,345
Information Resources,
Term Loan		4.75	9/26/20	995,000	[b]	997,488
Interactive Data,
Term Loan		4.75	4/23/21	1,250,000	[b]	1,261,138
Laureate Education,
Series 2018 Extended
Term Loan		5.00	6/16/18	1,491,109	[b]	1,472,932
Pre-Paid Legal Services,
First Lien Term Loan		6.25	7/1/19	1,033,918	[b]	1,048,993
Penton Media,
First Lien Term B Loan		5.50	10/1/19	747,497	[b]	754,972
Redtop Acquisitions,
First Lien Euro Term Loan	EUR	4.75	12/22/20	1,000,000	[b]	1,378,979

Redtop Acquisitions,
Second Lien Term Loan		8.25	7/22/21	249,375	[b]	256,545
SESAC Holdco II,
First Lien Term Loan		5.00	2/7/19	2,013,415	[b]	2,022,234
SNL Financial,
New Term Loan		4.50	10/23/18	483,252	[b]	485,217
						11,411,394
Radio & Television--2.8%
AVSC Holding,
First Lien Initial Term Loan		4.50	1/22/21	2,000,000	[b]	2,004,250
Clear Channel Communications,
Tranche B Term Loan		3.80	1/30/16	538,526	[b]	534,118
Clear Channel Communications,
Tranche D Term Loan		6.90	1/30/19	750,000	[b]	743,010
Clear Channel Communications,
Tranche E Term Loan		7.65	1/30/19	711,474	[b]	713,217
Cumulus Media Holdings,
Term Loan		4.25	12/18/20	1,495,602	[b]	1,501,914
Emmis Operating,
Term Loan		4.75	5/14/21	500,000	[b]	498,438
Ion Media Networks,
Term Loan		5.00	12/17/20	1,745,625	[b]	1,763,081
Learfield Communications,
2014 Replacement Term Loan		4.50	10/9/20	1,765,562	[b]	1,781,011
Learfield Communications,
Second Lien Initial Term Loan		8.75	10/8/20	500,000	[b]	510,000
MTL Publishing,
Term B-1 Loan		3.75	6/29/18	714,519	[b]	713,233
Tribune,
Term Loan B		4.00	11/20/20	1,995,000	[b]	1,997,813
Tyrol Acquisition 2,
Extended Facility A-2 Term Loan	EUR	3.00	1/29/16	1,000,000	[b]	1,326,756
						14,086,841
Retailers--5.9%
99 Cents Only Stores,
Tranche B-2 Loan		4.50	1/11/19	746,250	[b]	751,265
Bass Pro Group,
Term Loan		3.75	11/20/19	497,449	[b]	497,449
Burlington Coat Factory Warehouse,
Term B-2 Loan		4.25	2/23/17	746,445	[b]	752,510
B&M Retail,
Facility B Term Loan	GBP	5.50	3/1/20	1,000,000	[b]	1,677,450
CWGS Group,
Term Loan		5.75	2/20/20	2,235,938	[b]	2,261,092

DBP Holding,
Initial Term Loan		5.00	10/11/19	961,457	[b]	929,411
General Nutrition Centers,
Tranche B Term Loan		3.25	3/2/18	998,930	[b]	993,935
Hudson's Bay,
First Lien Initial Term Loan		4.75	10/7/20	2,543,750	[b]	2,571,579
J Crew Group,
Initial Loan		4.00	3/5/21	750,000	[b]	746,625
Kate Spade & Company,
Initial Term Loan		4.00	4/9/21	750,000	[b]	751,594
Lands' End,
Initial Term B Loan		4.25	3/12/21	2,000,000	[b]	2,000,630
Michaels Stores,
Term B Loan		3.75	1/28/20	992,481	[b]	994,431
Neiman Marcus Group,
Term Loan		4.25	10/25/20	2,241,884	[b]	2,239,082
Nine West Holdings,
Term Loan B		4.75	9/5/19	2,885,000	[b]	2,904,849
Nine West Holdings,
Unsecured Term Loan		6.25	3/5/19	500,000	[b]	503,125
Nord Anglia Education Finance,
Initial Term Loan		4.50	3/19/21	450,000	[b]	451,688
Olli's Bragain
Term Loan B		6.00	9/28/19	1,733,061	[b]	1,731,978
Serta Simmons Holdings,
Term Loan		4.25	10/1/19	2,976,926	[b]	2,985,812
Talbots,
First Lien Initial Loan		4.75	3/13/20	2,000,000	[b]	1,990,000
The Men's Wearhouse,
Term Loan B		3.50	4/15/21	2,000,000	[b]	2,009,380
						29,743,885
Surface Transport--1.0%
Hertz,
Tranche B-2 Term Loan		3.00	3/11/18	748,111	[b]	743,540
Omnitracs,
First Lien Term Loan		4.75	10/29/20	1,496,250	[b]	1,508,093
Scandlines,
Facility B Term Loan	EUR	4.50	11/4/20	1,000,000	[b]	1,380,315
Stena International,
Term Loan		4.00	2/24/21	1,500,000	[b]	1,494,375
						5,126,323
Telecommunications--5.9%
Asurion,
Incremental Tranche B-2 Term

Loan	2.75	7/8/20	1,000,000	[b]	997,085
Asurion,
Incremental Tranche B-1 Term
Loan	5.00	5/24/19	2,717,150	[b]	2,730,056
Asurion,
Second Lien Term Loan	7.50	2/19/21	500,000	[b]	514,793
Avaya,
Extended Term B-3 Loan	4.73	10/26/17	1,000,000	[b]	969,515
Avaya,
Term B-6 Loan	6.50	3/31/18	722,884	[b]	719,440
Cincinnati Bell,
Tranche B Term Loan	4.00	9/10/20	748,120	[b]	748,401
Consolidated Communications,
Initial Term Loan	4.25	12/18/20	1,246,875	[b]	1,254,668
Crown Castle Operating Company,
Extended Incremental Tranche
B-2 Term Loan	3.25	1/29/21	1,745,625	[b]	1,741,261
EZE Software Group,
First Lien Term B-1 Loan	4.00	4/4/20	1,244,366	[b]	1,245,921
Intelsat Jackson Holdings,
Tranche B-2 Term Loan	3.75	6/30/19	1,733,086	[b]	1,738,068
IPC Systems,
First Lien Term Loan	6.00	11/2/20	1,000,000	[b]	999,375
Level 3 Financing,
Tranche B 2020 Term Loan	4.00	1/15/20	1,250,000	[b]	1,254,219
LTS Buyer,
First Lien Term B Loan	4.00	4/13/20	1,994,975	[b]	1,991,234
Nextgen Networks
Term Loan	5.00	5/28/21	2,200,000	[b]	2,198,625
SBA Senior Finance II,
Incremental Tranche B-1 Term
Loan	3.25	3/24/21	2,750,000	[b]	2,735,398
Syniverse Holdings,
Tranche B Term Loan	4.00	4/23/19	500,000	[b]	500,782
Telesat Canada,
US Term B-2 Loan	3.50	3/28/19	496,864	[b]	496,553
Transaction Network Services,
First Lien Initial Term Loan	5.00	2/15/20	1,495,092		1,504,436
Transaction Network Services,
Second Lien Initial Term Loan	9.00	8/14/20	1,500,000	[b]	1,515,000
Windstream,
Tranche B-5 Term Loan	3.50	8/26/19	997,500	[b]	1,002,069
Windstream,
Tranche B-4 Term Loan	3.50	1/23/20	1,244,334	[b]	1,242,001

Zayo Group,
Term Loan	4.00	7/2/19	1,742,410	[b]	1,742,410
					29,841,310
Utilities--2.9%
Calpine,
Term Loan	4.00	10/30/20	997,500	[b]	1,001,774
Commscope,
Tranche B-4 Term Loan	3.25	1/14/18	2,853,732	[b]	2,859,682
EFS Cogen Holdings,
Term B Advance Loan	3.75	12/17/20	1,200,127	[b]	1,203,379
EquiPower Resources Holdings,
First Lien Term C Advance Loan	4.25	12/31/19	1,492,485	[b]	1,499,947
GIM Channelview Cogeneration,
Term Loan	4.25	5/8/20	664,472	[b]	666,964
Murray Energy,
Term Loan	5.25	11/21/19	2,000,000	[b]	2,025,940
NSG Holdings,
Term Loan	3.75	12/11/19	494,174	[b]	496,027
Sandy Creek Energy Associates,
Term Loan	5.00	11/6/20	1,995,000	[b]	2,008,716
Brock Holdings III,
First Lien Tranche B Term Loan	6.00	3/16/17	1,500,000	[b]	1,505,055
TPF Generation Holdings,
Term Loan	4.75	11/9/17	1,243,750	[b]	1,211,618
					14,479,102
Total Floating Rate Loan Interests
(cost $433,013,567)					433,643,322

Other Investment--12.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $63,900,684)			63,900,684	[d]	63,900,684
Total Investments (cost $541,952,767)			108.1%		543,133,416
Liabilities, Less Cash and Receivables			(8.1%)		(40,642,227)
Net Assets			100.0%		502,491,189

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $29,725,771 or 5.9% of net assets.

d Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $1,180,649 of which $2,498,802 related to appreciated investment securities and $1,318,153 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	12.7
Health Care	9.0
Telecommunications	7.7
Chemicals & Plastics	6.3
Industrial Equipment	6.1
Financial Intermediaries	5.9
Retailers	5.9
Electronics & Electrical Equipment	5.1
Business Equipment & Services	4.6
Radio & Television	3.5
Lodging & Casinos	3.3
Utilities	3.6
Automotive	3.1
Food Products	3.0
Containers & Glass Products	2.8
Leisure Goods/Activities/Movies	2.7
Asset-Backed Securities	2.6
Cable & Satellite Television	2.6
Publishing	2.3
Oil & Gas	1.9
Nonferrous Metals/Minerals	1.6
Beverages & Tobacco	1.5
Aerospace & Defense	1.3
Ecological Services & Equipment	1.3
Food Service	1.3
Food & Drug Retail	1.2
Home Furnishing	1.0
Surface Transport	1.0
Building & Development	.8
Air Transport	.5
Equipment Leasing	.5
Cosmetics/Toiletries	.4
Farming/Agriculture	.4
Drugs	.3
Conglomerates	.2
Clothing/Textiles	.1
108.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Collateralized Loan Obligations	-	13,165,659	-	13,165,659
Floating Rate Loan Interests+		433,643,322	-	433,643,322
Corporate Bonds+	-	32,423,751	-	32,423,751
Mutual Funds	63,900,684	-	-	63,900,684
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(21,761)	-	(21,761)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
May 31, 2014 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Euro,
Expiring
6/30/2014	a	8,685,000	11,816,637	11,838,398	(21,761)

Counterparty:

a	Credit Suisse

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)